Registration No. 333-64749
                                                     Registration No. 811-07659
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

         Pre-Effective Amendment No.                                       [ ]

         Post-Effective Amendment No. 22                                   [X]



                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]


         Amendment No. 124                                                 [X]



                        (Check appropriate box or boxes)

                              --------------------

                             SEPARATE ACCOUNT No. 49
                                       of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)

                              --------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------


                                   DODIE KENT
                           VICE PRESIDENT and COUNSEL
           The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                              --------------------

                  Please send copies of all communications to:
                               PETER E. PANARITES
                                 FOLEY & LARDNER
                               WASHINGTON HARBOUR
                            3000 K STREET, NORTHWEST
                             WASHINGTON D.C. 20007

         Approximate Date of Proposed Public Offering:  Continuous.

          It is proposed that this filing will become effective (check appropriate box):


  [X]    Immediately upon filing pursuant to paragraph (b) of Rule 485

  [ ]    On (date) pursuant to paragraph (b) of Rule 485.

  [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 22 ("PEA") to the Form N-4 Registration Statement File No. 333-64749 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account 49 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA does not amend or delete the currently effective Prospectus, Statement of Additional Information or supplements to the Prospectus and Statement of Additional Information, or any other part of the Registration Statement except as specifically noted herein.

The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED AUGUST 4, 2004 TO THE MAY 1, 2004 PROSPECTUSES FOR:

o Income Manager Accumulator(R)            o Equitable Accumulator(R)                 o Equitable Accumulator(R) Advisor(SM)
o Income Manager(R) Rollover IRA           o Equitable Accumulator(R) Select(SM)      o Equitable Accumulator(R) Elite(SM)
o Equitable Accumulator(R) (IRA, NQ, QP)   o Equitable Accumulator(R) Select(SM) II   o Equitable Accumulator(R) Elite(SM) II
o Equitable Accumulator(R) Plus(SM)        o Equitable Accumulator(R) Express(SM)

--------------------------------------------------------------------------------
This Supplement modifies certain information in the above-referenced Prospectuses and Supplements to Prospectuses and Statements of Additional Information dated May 1, 2004 as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


A.  NEW VARIABLE INVESTMENT OPTIONS

On or about October 25, 2004, subject to regulatory approval, we anticipate making available the following six new variable investment options. These options invest in corresponding portfolios of EQ Advisors Trust. Equitable Life serves as the investment manager of EQ Advisors Trust.

-------------------------------------------------------------------------------------------------------------------------------
Portfolio Name                Portfolio Objective                                          Advisers
-------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE EQUITY          Seeks to achieve long-term capital appreciation.             o TCW Investment Management Company
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EQ/ENTERPRISE EQUITY INCOME   Seeks a combination of growth and income to achieve an       o Boston Advisors, Inc.
                              above-average and consistent total return.
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EQ/ENTERPRISE GROWTH          Seeks to achieve capital appreciation.                       o Montag & Caldwell, Inc.
-------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE GROWTH AND      Seeks to achieve total return through capital appreciation   o UBS Global Asset Management
 INCOME                       with income as a secondary consideration.                      (Americas) Inc.
-------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE SMALL COMPANY   Seeks to achieve capital appreciation.                       o William D. Witter, Inc.
 GROWTH
-------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE SMALL COMPANY   Seeks to maximize capital appreciation.                      o Gabelli Asset Management Company
 VALUE
-------------------------------------------------------------------------------------------------------------------------------

B.  FEE TABLE

The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets":


------------------------------------------------------------------------------------
                                       Management
Portfolio Name                           Fees       12b-1 Fees    Other Expenses
------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------
EQ/Enterprise Equity                 0.80%         0.25%         0.09%
------------------------------------------------------------------------------------
EQ/Enterprise Equity Income          0.75%         0.25%         0.28%
------------------------------------------------------------------------------------
EQ/Enterprise Growth                 0.75%         0.25%         0.09%
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EQ/Enterprise Growth and Income      0.75%         0.25%         0.23%
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EQ/Enterprise Small Company Growth   1.00%         0.25%         0.18%
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EQ/Enterprise Small Company Value    0.80%         0.25%         0.08%
------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                      Total Annual
                                                        Expenses       Fee Waivers
                                     Underlying         (Before       and/or Expense    Net Total
                                   Portfolio Fees        Expense       Reimburse-        Annual
Portfolio Name                      and Expenses       Limitation)       ments*          Expenses
-------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------
EQ/Enterprise Equity                    N/A              1.14%            0.00%          1.14%
-------------------------------------------------------------------------------------------------
EQ/Enterprise Equity Income             N/A              1.28%           (0.23)%         1.05%
-------------------------------------------------------------------------------------------------
EQ/Enterprise Growth                    N/A              1.09%            0.00%          1.09%
-------------------------------------------------------------------------------------------------
EQ/Enterprise Growth and Income         N/A              1.23%           (0.18)%         1.05%
-------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Growth      N/A              1.43%           (0.13)%         1.30%
-------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Value       N/A              1.13%            0.00%          1.13%
-------------------------------------------------------------------------------------------------

Expenses of each portfolio are based on the expenses of the portfolio's predecessor for the last fiscal year restated to reflect current fees.


* The amounts shown reflect any Fee Waivers and/or Expense Reimbursements that apply to each Portfolio. A "--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. The Manager has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2005. Under these agreements, the Manager has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the Expense Limitation Agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the Prospectus for EQ Advisors Trust for more information about the arrangements.


In-force supp                                                           x00811

C.  EXAMPLE.

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed Minimum Income Benefit with the enhanced death benefit that provides for the greater of the 6% Roll-up or the Annual Ratchet to age 85 and Protection Plus) would pay in the situations illustrated. The annual administrative charge used in the example is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purposes of the example of $2.10 per $10,000. The tables take into account the maximum fees and charges applicable to all contracts to which this supplement applies, including any optional benefits charges, which may or may not be available under your contract.

The fixed maturity options, guaranteed interest option and the account for special dollar cost averaging are not covered by the fee table and example. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option, the charge for any optional benefits and the withdrawal charge do apply to the fixed maturity options, guaranteed interest option and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer or surrender of amounts from a fixed maturity option. Some of the charges may not be applicable under your contract.

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------------------------------------------------------------------------------
                                          If you surrender your contract at the         If you annuitize at the end of the
                                            end of the applicable time period                 applicable time period
------------------------------------------------------------------------------------------------------------------------------------
                                       1 yr        3 yrs       5 yrs      10 yrs        1 yr       3 yrs      5 yrs        10 yrs
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Equity                 $1,263.83   $2,111.83   $3,004.38   $5,120.12     $818.57   $1,782.95   $2,785.22   $5,470.12
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Equity Income          $1,278.52   $2,156.42   $3,076.41   $5,243.41     $833.27   $1,825.62   $2,853.81   $5,593.41
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Growth                 $1,258.58   $2,095.88   $2,978.55   $5,075.64     $813.32   $1,767.68   $2,760.62   $5,425.64
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Growth and Income      $1,273.28   $2,140.51   $3,050.74   $5,199.59     $828.02   $1,810.39   $2,829.36   $5,549.59
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Growth   $1,294.27   $2,204.03   $3,153.10   $5,373.48     $849.01   $1,871.19   $2,926.83   $5,723.48
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Value    $1,262.78   $2,108.64   $2,999.22   $5,111.24     $817.52   $1,779.90   $2,780.30   $5,461.24
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                       If you do not surrender your contract at
                                       the end of the applicable time period
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                                      1 yr         3 yrs         5 yrs         10 yrs
-----------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------
EQ/Enterprise Equity                 $468.57     $1,432.95      $2,435.22     $5,120.12
-----------------------------------------------------------------------------------------
EQ/Enterprise Equity Income          $483.27     $1,475.62      $2,503.81     $5,243.41
-----------------------------------------------------------------------------------------
EQ/Enterprise Growth                 $463.32     $1,417.68      $2,410.62     $5,075.64
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EQ/Enterprise Growth and Income      $478.02     $1,460.39      $2,479.36     $5,199.59
-----------------------------------------------------------------------------------------
EQ/Enterprise Small Company Growth   $499.01     $1,521.19      $2,576.83     $5,373.48
-----------------------------------------------------------------------------------------
EQ/Enterprise Small Company Value    $467.52     $1,429.90      $2,430.30     $5,111.24
-----------------------------------------------------------------------------------------

           The Equitable Life Assurance Society of the United States
                          1290 Avenue of the Americas
                               New York, NY 10104

                                     PART C

                               OTHER INFORMATION
                               -----------------

This Part C is amended solely for the purpose of adding the exhibit noted below. No amendment or deletion is made of any of the other information set forth under the Part C Items as provided in the Registration Statement (File No. 333-64749).

Item 24. Financial Statements and Exhibits.

(b) Exhibit.

        10.(d)  Powers of Attorney, incorporated herein by reference to
                Exhibit 10.(d) to Registration Statement File No. 333-05593 on Form N-4, filed on August 4, 2004.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 4th day of August, 2004.



                                           SEPARATE ACCOUNT No. 49 OF
                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                    (Registrant)

                                           By: The Equitable Life Assurance
                                               Society of the United States
                                                    (Depositor)

                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Counsel
                                              The Equitable Life Assurance
                                              Society of the United States

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 4th day of August, 2004.




                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Counsel
                                              The Equitable Life Assurance
                                              Society of the United States



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Jean-Rene Fourtou             Christina Johnson
Christopher M. Condron      John C. Graves                Scott D. Miller
Henri de Castries           Donald J. Greene              Joseph H. Moglia
Claus-Michael Dill          Mary R. (Nina) Henderson      Peter J. Tobin
Joseph L. Dionne            James F. Higgins              Stanley B. Tulin
Denis Duverne               W. Edwin Jarmain






*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

August 4, 2004